Land use rights, net (Schedule Of Land Use Right) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount	$ 582,829	$ 556,651
Less: accumulated amortization	(269,522)	(211,221)
Land Use Rights [Member]
Gross carrying amount	415,970	294,957
Less: accumulated amortization	(45,918)	(36,187)
Land use right, net	$ 370,052	$ 258,770